Litigation (Details) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pending Litigation
Litigation provisions
Balance at beginning of period | SFr		SFr 898
Increases in litigation accruals | SFr		1,358
Decreases in litigation accruals | SFr		(131)
Decreases for settlement and other cash payments | SFr		(391)
Foreign exchange translation | SFr		(74)
Balance at end of period | SFr		1,660
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr		0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr		SFr 900
Rates related matters - Foreign exchange litigation | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Loss Contingency, Pending Claims, Number		5
Litigation foreign exchange matters | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party			$ 10.0
Litigation Hiring pracices investigation | US Securities and Exchange Commission (SEC)
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party			29.8
Write-downs litigation on ADR | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party			15.5
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | IKB Deutsche Industriebank AG | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC			97.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Citizens National Bank and Strategic Capital Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
RMBS offerings by third party			$ 141.0
Percentage of RMBS issued by third party underwritten by CSS LLC		20.00%	20.00%
Value of RMBS issued by third party underwritten by CSS LLC			$ 28.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
RMBS offerings by third party			$ 394.0
Percentage of RMBS issued by third party underwritten by CSS LLC		23.00%	23.00%
Value of RMBS issued by third party underwritten by CSS LLC			$ 92.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston - Boston action | Massachusetts state court
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC			333.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Bank of Seattle | Washington State Court
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC			145.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Monoline insurer disputes | MBIA Insurance Corp. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party	$ 600.0		604.0
Value of RMBS issued by third party underwritten by CSS LLC			770.0
Original principal balance of loans demanded to be repurchased			$ 549.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Government and regulatory related | New Jersey Attorney General (NJAG) | Superior Court of New Jersey, Chancery Diivision, Mercer County (SCNJ)
Litigation disclosures
RMBS issued and underwritten by entity, number		13	13
Credit Suisse Securities (USA) LLC | Bank loan litigation | Highland Capital Management LP | Texas State Court
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party			$ 287.0
Credit Suisse Securities (USA) LLC | Bank loan litigation | Highland Capital Management LP | Litigation, Court, Texas supreme court [Member] | Minimum
Litigation disclosures
Estimated damages			212.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			500.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			730.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Loan Trust Series 2006-HE7 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			374.0	$ 341.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2006-8 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			436.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-1 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			420.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-2 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			495.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-3 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			206.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5, 2006-6 and 2006-7 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages			$ 936.0
Credit Suisse AG | ATA litigation | US District Court for the Eastern District of New York (EDNY)
Litigation disclosures
Number of Plaintiffs		200	200
Credit Suisse AG | Customer acount matters, against former relationship manager | Credit Suisse AG | Geneva Prosecutor's Office
Litigation disclosures
Estimated damages			$ 130.0
Credit Suisse Hong Kong Limited [Member] | Litigation Hiring pracices investigation | United States Department of Justice (DOJ)
Litigation disclosures
of which fines			$ 47.0